Share-based Payments - Measurement of Fair Value of Share Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Based Payment Arrangements [Abstract]
Weighted average fair market value per option (C$)	$ 0.83	$ 0.29
Risk free interest rate	1.00%	0.37%
Expected volatility (based on actual historical volatility)	61.48%	58.36%
Dividend rate	0.00%	0.00%
Suboptimal exercise factor	1.25	1.25